Credit Risk - Summary of Business Banking by Credit Performance (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 207,498	£ 201,619
Loss allowances	785	751
Stage 3 undrawn exposures	316,322	310,948
Stage 1 [member]
Disclosure of credit risk exposure [line items]
Stage 3 undrawn exposures	301,599	296,363
Stage 2 [member]
Disclosure of credit risk exposure [line items]
Stage 3 undrawn exposures	12,354	12,013
Stage 3 [member]
Disclosure of credit risk exposure [line items]
Stage 3 undrawn exposures	2,369	2,572
Credit risk [member]
Disclosure of credit risk exposure [line items]
Stage 3 undrawn exposures	99,900	100,400
Credit risk [member] | Business Banking [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	1,845	1,802
Loss allowances	52	53
Gross write offs	24	15
Credit risk [member] | Business Banking [member] | Stage 1 [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	1,590	1,548
Credit risk [member] | Business Banking [member] | Stage 2 [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	177	165
Credit risk [member] | Business Banking [member] | Stage 3 [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 78	£ 89
Stage 3 ratio	4.28%	4.99%
Credit risk [member] | Business Banking [member] | Stage 3 [member] | Undrawn Exposures [Member]
Disclosure of credit risk exposure [line items]
Stage 3 undrawn exposures	£ 1